ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accrued employee payroll and welfare benefits	468,835	659,920
Franchise deposits	143,974	146,418
Accrued service fees	249,292	169,515
Payables for property and equipment	45,202	76,134
Others	115,368	275,361
	1,022,671	1,327,348